Investments accounted for using the equity method - Narrative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates accounted for using the equity method
Proportionate share of income or losses from associates	¥ 195,828	¥ 140,324	¥ 128,285
Proportionate share of income or losses from joint ventures	439,263	704,022	176,868
Aggregated individually immaterial associates
Investments in associates accounted for using the equity method
Impairment loss	¥ 225,099	¥ 46,245	¥ 55,728